UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-1530

Name of Registrant:	Vanguard Explorer Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1:	Schedule of Investments

Vanguard Explorer Fund
Schedule of Investments
January 31, 2008

	Shares	Market Value ($000)

Common Stocks (93.9%)

Consumer Discretionary (14.2%)
* O'Reilly Automotive, Inc.	2,060,771	60,648
* GameStop Corp. Class A	1,067,455	55,219
Service Corp. International	4,353,450	52,372
* ITT Educational Services, Inc.	493,700	45,099
* Urban Outfitters, Inc.	1,496,130	43,388
DeVry, Inc.	770,799	42,540
* Priceline.com, Inc.	386,929	41,990
* WMS Industries, Inc.	971,047	36,317
*^ Life Time Fitness, Inc.	784,545	34,787
* Penn National Gaming, Inc.	632,482	32,984
* Texas Roadhouse, Inc.	2,467,538	29,783
Strayer Education, Inc.	168,519	29,083
Tiffany & Co.	714,100	28,493
* TiVo Inc.	2,935,400	25,743
Aaron Rents, Inc.	1,326,441	25,362
* DreamWorks Animation SKG, Inc.	992,667	24,271
Penske Automotive Group Inc.	1,292,800	23,477
Phillips-Van Heusen Corp.	541,880	22,835
Lamar Advertising Co. Class A	495,300	21,357
* Tenneco Automotive, Inc.	729,800	19,318
Guess ?, Inc.	506,800	18,909
Burger King Holdings Inc.	704,446	18,562
* TRW Automotive Holdings Corp.	808,720	18,544
* Deckers Outdoor Corp.	144,150	17,477
* Aeropostale, Inc.	594,250	16,740
* Capella Education Co.	263,400	16,615
* Marvel Entertainment, Inc.	581,585	16,401
* The Goodyear Tire & Rubber Co.	649,378	16,345
* Tractor Supply Co.	419,205	16,156
Garmin Ltd.	223,400	16,118
Ross Stores, Inc.	533,497	15,551
* Papa John's International, Inc.	612,000	15,477
* Dollar Tree Stores, Inc.	550,864	15,430
Newell Rubbermaid, Inc.	607,200	14,646
* Fossil, Inc.	428,242	14,552
* Morningstar, Inc.	216,326	14,288
* Dick's Sporting Goods, Inc.	434,600	14,146
*^ Crocs, Inc.	375,500	13,064
* Skechers U.S.A., Inc.	612,530	12,263
* Discovery Holding Co. Class A	508,975	11,818
The Buckle, Inc.	277,550	11,543
* Rent-A-Center, Inc.	664,800	11,368
^ Columbia Sportswear Co.	259,700	11,336
* Hibbett Sports Inc.	598,453	11,125
* Collective Brands, Inc.	596,900	10,517
* Jack in the Box Inc.	333,700	9,754
Hasbro, Inc.	375,121	9,742
* INVESTools Inc.	682,800	9,327
* Bally Technologies Inc.	189,995	9,051
Interactive Data Corp.	311,600	9,021
* The Warnaco Group, Inc.	243,474	8,738
Meredith Corp.	178,300	8,378
^ Tempur-Pedic International Inc.	422,400	8,372
* Quiksilver, Inc.	868,550	8,277
OfficeMax, Inc.	333,300	8,256
* Chipotle Mexican Grill, Inc. Class B	85,380	8,181
Harman International Industries, Inc.	165,890	7,725
Matthews International Corp.	157,100	7,677
* LodgeNet Interactive Corp.	494,000	7,454
Wolverine World Wide, Inc.	280,400	7,097
Men's Wearhouse, Inc.	274,886	7,007
* Melco PBL Entertainment (MACAU) Ltd.	560,535	6,782
* J. Crew Group, Inc.	145,700	6,661
Wendy's International, Inc.	271,100	6,620
* Big Lots Inc.	381,100	6,616
* Pre-Paid Legal Services, Inc.	114,908	6,383
* Scientific Games Corp.	268,125	6,381
* Volcom, Inc.	310,545	6,267
Gentex Corp.	387,000	6,138
* LKQ Corp.	340,740	6,096
American Eagle Outfitters, Inc.	261,101	6,013
* The Gymboree Corp.	156,400	5,978
Sotheby's	192,022	5,966
* Saks Inc.	328,100	5,922
* NVR, Inc.	9,250	5,841
* Gaylord Entertainment Co.	198,325	5,789
CBRL Group, Inc.	184,520	5,770
Polo Ralph Lauren Corp.	92,900	5,629
Regal Entertainment Group Class A	299,590	5,554
Arbitron Inc.	137,670	5,503
Tupperware Brands Corp.	142,350	5,267
Boyd Gaming Corp.	194,300	5,194
*^ Blue Nile Inc.	93,900	5,188
* Lear Corp.	174,200	5,115
RadioShack Corp.	294,700	5,113
* Harris Interactive Inc.	1,515,766	4,805
^ Polaris Industries, Inc.	110,300	4,791
*^ Jos. A. Bank Clothiers, Inc.	169,100	4,606
John Wiley & Sons Class A	116,000	4,573
Brinker International, Inc.	243,450	4,531
* XM Satellite Radio Holdings, Inc.	360,200	4,466
Advance Auto Parts, Inc.	124,134	4,429
* Hollywood Media Corp.	1,561,823	4,389
National CineMedia Inc.	187,980	4,284
Choice Hotels International, Inc.	127,100	4,245
* Denny's Corp.	1,245,800	4,223
BorgWarner, Inc.	81,900	4,145
* Orbitz Worldwide, Inc.	632,100	3,970
* Drew Industries, Inc.	144,000	3,901
* Aftermarket Technology Corp.	151,350	3,846
* Sonic Corp.	169,500	3,760
* Career Education Corp.	168,500	3,663
*^ NutriSystem, Inc.	124,733	3,570
Weight Watchers International, Inc.	79,000	3,365
* Town Sports International Holdings, Inc.	379,800	3,304
*^ Chipotle Mexican Grill, Inc.	26,700	3,250
^ Sealy Corp.	319,300	2,976
Blyth, Inc.	128,663	2,804
* Zumiez Inc.	144,005	2,769
^ New York Times Co. Class A	162,300	2,717
Dover Downs Gaming & Entertainment, Inc.	272,850	2,592
* Universal Electronics, Inc.	108,003	2,572
Thor Industries, Inc.	70,160	2,478
*^ Sirius Satellite Radio, Inc.	755,200	2,417
* Hanesbrands Inc.	89,900	2,302
PetSmart, Inc.	88,600	2,026
*^ Ulta Salon, Cosmetics & Fragrance, Inc.	131,675	2,007
* Chico's FAS, Inc.	170,400	1,839
Abercrombie & Fitch Co.	20,900	1,666
* Lululemon Athletica, Inc.	45,900	1,556
*^ CarMax, Inc.	68,600	1,530
Barnes & Noble, Inc.	39,400	1,338
Triarc Cos., Inc. Class B	139,300	1,295
* Gemstar-TV Guide International, Inc.	288,971	1,245
Autoliv, Inc.	24,400	1,219
* Gaiam, Inc.	47,636	1,161
* Syntax-Brillian Corp.	452,396	1,068
* Buffalo Wild Wings Inc.	41,600	1,047
*^ Source Interlink Cos., Inc.	448,900	970
* Nexstar Broadcasting Group, Inc.	126,700	963
* Getty Images, Inc.	35,800	895
Monro Muffler Brake, Inc.	46,189	854
Cinemark Holdings Inc.	59,200	847
* PC Mall, Inc.	88,500	832
* Entravision Communications Corp.	116,756	822
* Genesco, Inc.	23,900	797
bebe stores, inc.	67,600	779
* Alloy, Inc.	99,300	775
Williams-Sonoma, Inc.	28,500	766
* JAKKS Pacific, Inc.	30,848	727
Systemax Inc.	51,600	713
Strattec Security Corp.	17,530	659
*^ P.F. Chang's China Bistro, Inc.	22,000	626
* DG FastChannel Inc.	28,800	610
* Valassis Communications, Inc.	59,400	568
* Hawk Corp. Class A	29,800	548
Dover Motorsports, Inc.	76,310	532
CKX, Inc.	43,800	438
* A.C. Moore Arts & Crafts, Inc.	33,100	397
* PetMed Express, Inc.	32,000	395
* Red Lion Hotels Corp.	48,360	382
* Rubio's Restaurants, Inc.	58,170	369
Ameristar Casinos, Inc.	15,400	338
Family Dollar Stores, Inc.	15,800	332
* Lodgian, Inc.	37,980	332
* Universal Technical Institute Inc.	21,400	318
* Jo-Ann Stores, Inc.	23,375	296
Value Line, Inc.	7,515	294
American Greetings Corp. Class A	14,049	288
* Sturm, Ruger & Co., Inc.	31,700	284
*^ Global Sources Ltd.	19,420	257
Spartan Motors, Inc.	28,550	256
* Morton's Restaurant Group Inc.	33,785	248
Harte-Hanks, Inc.	14,500	232
* Amerigon Inc.	11,800	202
* Culp, Inc.	28,350	194
Standard Motor Products, Inc.	19,494	161
* Riviera Holdings Corp.	7,000	158
* Nathan's Famous Inc	8,738	140
Christopher & Banks Corp.	10,700	137
* Appliance Recycling Centers of America, Inc.	22,260	136
* Tween Brands, Inc.	4,200	135
* RC2 Corp.	6,952	131
* Maidenform Brands, Inc.	9,800	121
* Cumulus Media Inc.	16,700	107
* Loud Technologies Inc.	14,172	101
* West Marine, Inc.	11,710	100
* Spanish Broadcasting System, Inc.	52,400	95
Stewart Enterprises, Inc. Class A	10,354	74
* Triple Crown Media, Inc.	13,340	65
* Q.E.P. Co. Inc.	5,417	51
* Man Sang Holdings, Inc.	7,000	47
* KSW, Inc.	5,000	33
* Aristotle Corp	2,932	32
* Silverleaf Resorts, Inc.	8,320	32
* Nobel Learning Communities, Inc.	2,200	32
Weyco Group, Inc.	748	22
* Jennifer Convertibles, Inc.	4,000	13
* G-III Apparel Group, Ltd.	450	6
* AutoZone Inc.	5	1

		1,490,705

Consumer Staples (2.6%)
* Energizer Holdings, Inc.	436,650	40,879
Longs Drug Stores, Inc.	576,949	26,545
Nu Skin Enterprises, Inc.	1,228,160	20,179
Flowers Foods, Inc.	762,900	18,310
Hormel Foods Corp.	397,200	15,388
Tyson Foods, Inc.	1,022,100	14,565
* Performance Food Group Co.	449,670	14,223
Church & Dwight, Inc.	235,400	12,528
PriceSmart, Inc.	406,000	11,555
*^ Chattem, Inc.	126,000	9,667
* Central European Distribution Corp.	156,100	8,206
Herbalife Ltd.	178,800	7,095
* Hansen Natural Corp.	178,000	6,864
Casey's General Stores, Inc.	263,182	6,843
Alberto-Culver Co.	247,800	6,639
*^ Bare Escentuals, Inc.	243,990	5,817
McCormick & Co., Inc.	153,300	5,169
* NBTY, Inc.	212,748	5,153
^ Vector Group Ltd.	218,600	4,044
* Winn-Dixie Stores, Inc.	213,300	3,780
Nash-Finch Co.	85,506	3,051
* Green Mountain Coffee Roasters, Inc.	76,400	2,943
* Darling International, Inc.	237,376	2,754
Diamond Foods, Inc.	111,830	2,121
* Jones Soda Co.	320,268	1,957
*^ USANA Health Sciences, Inc.	40,200	1,743
* Boston Beer Co., Inc. Class A	43,635	1,551
* Alliance One International, Inc.	407,300	1,536
* SunOpta, Inc.	280,912	1,531
^ Sanderson Farms, Inc.	40,046	1,346
J.M. Smucker Co.	26,700	1,248
* Fresh Del Monte Produce Inc.	36,300	1,163
Ingles Markets, Inc.	47,433	1,105
Inter Parfums, Inc.	63,780	1,085
* Ralcorp Holdings, Inc.	17,600	958
PepsiAmericas, Inc.	32,700	806
* Jones Soda Co. Private Placement	107,000	654
The Estee Lauder Cos. Inc. Class A	14,200	599
J & J Snack Foods Corp.	14,151	354
Reddy Ice Holdings, Inc.	12,500	280
* Nutraceutical International Corp.	18,200	227
Cal-Maine Foods, Inc.	7,122	205
* American Oriental Bioengineering, Inc.	20,149	197
Arden Group Inc. Class A	1,243	173
WD-40 Co.	4,300	145
Coca-Cola Bottling Co.	2,000	120
Griffin Land & Nurseries, Inc.	3,300	109
* Susser Holdings Corp.	2,985	70
* Omega Protein Corp.	900	8
* Geopharma Inc.	950	3
* Natural Alternatives International, Inc.	205	2

		273,493

Energy (7.8%)
* Helix Energy Solutions Group, Inc.	1,261,983	46,656
* Superior Energy Services, Inc.	913,241	36,612
Tidewater Inc.	680,190	36,023
* Atwood Oceanics, Inc.	406,254	33,756
Rowan Cos., Inc.	939,100	31,967
St. Mary Land & Exploration Co.	886,000	31,214
* Ultra Petroleum Corp.	425,350	29,264
* Comstock Resources, Inc.	882,343	27,970
Helmerich & Payne, Inc.	663,000	26,003
* FMC Technologies Inc.	517,730	24,934
CARBO Ceramics Inc.	675,600	23,207
Frontier Oil Corp.	643,308	22,689
* Southwestern Energy Co.	399,990	22,363
* W-H Energy Services, Inc.	425,959	20,723
XTO Energy, Inc.	389,835	20,248
* Grant Prideco, Inc.	404,280	20,125
Range Resources Corp.	343,801	17,953
Foundation Coal Holdings, Inc.	342,880	17,933
*^ Delta Petroleum Corp.	814,410	16,329
* Oceaneering International, Inc.	276,600	15,927
* Mariner Energy Inc.	615,086	15,414
* Oil States International, Inc.	404,747	14,190
* OPTI Canada Inc.	830,400	13,688
Holly Corp.	282,500	13,679
* Exterran Holdings, Inc.	190,040	12,398
* Clean Energy Fuels Corp.	804,900	12,146
* Denbury Resources, Inc.	456,500	11,549
* Lundin Petroleum AB	1,137,000	11,304
Penn Virginia Corp.	264,063	11,252
* VeraSun Energy Corp.	1,056,400	11,039
* ATP Oil & Gas Corp.	290,980	10,952
Niko Resources Ltd.	127,000	10,765
* Uranium One Inc.	1,504,400	10,458
* National Oilwell Varco Inc.	141,690	8,534
* Rosetta Resources, Inc.	400,505	7,021
* Unit Corp.	138,800	6,957
*^ SandRidge Energy, Inc.	194,370	5,915
* Dresser Rand Group, Inc.	182,300	5,779
Lufkin Industries, Inc.	105,892	5,599
* Veneco Inc.	347,900	5,319
* Bois d'Arc Energy, Inc.	266,200	5,098
* EXCO Resources, Inc.	320,851	4,810
* Parker Drilling Co.	686,100	4,768
* Cal Dive International, Inc.	498,851	4,729
* Continental Resources, Inc.	184,200	4,588
* ION Geophysical Corp.	355,200	4,404
* USEC Inc.	462,600	3,733
* Hornbeck Offshore Services, Inc.	94,811	3,667
* Global Industries Ltd.	206,696	3,650
* Dawson Geophysical Co.	63,300	3,626
* Parallel Petroleum Corp.	230,750	3,203
Massey Energy Co.	64,140	2,385
Crosstex Energy, Inc.	71,599	2,344
* T-3 Energy Services, Inc.	49,270	2,217
* Petrohawk Energy Corp.	140,520	2,213
* Newpark Resources, Inc.	449,909	2,191
* SEACOR Holdings Inc.	22,890	2,019
* Gulfmark Offshore, Inc.	47,064	1,968
* Tesco Corp.	83,700	1,903
Tesoro Corp.	46,200	1,804
* OYO Geospace Corp.	30,495	1,611
* Complete Production Services, Inc.	99,834	1,587
* Trico Marine Services, Inc.	44,944	1,442
Western Refining, Inc.	66,800	1,426
* Alpha Natural Resources, Inc.	37,200	1,245
Cabot Oil & Gas Corp.	31,800	1,230
Berry Petroleum Class A	29,800	1,117
* Willbros Group, Inc.	31,600	1,053
*^ Cheniere Energy, Inc.	30,900	930
Alon USA Energy, Inc.	46,200	841
Atlas America, Inc.	14,245	729
* Union Drilling, Inc.	44,213	680
^ Knightsbridge Tankers Ltd.	24,300	638
* Matrix Service Co.	33,508	604
Cimarex Energy Co.	14,500	592
MarkWest Hydrocarbon, Inc.	8,100	507
*^ Bolt Technology Corp.	25,350	489
Delek US Holdings, Inc.	26,500	435
* Vaalco Energy, Inc.	96,400	434
* Whiting Petroleum Corp.	7,664	412
Patterson-UTI Energy, Inc.	20,300	397
* Bronco Drilling Co., Inc.	22,432	351
* Contango Oil & Gas Co.	5,100	306
*^ SulphCo, Inc.	99,500	302
Ship Finance International Ltd.	10,500	274
* Forest Oil Corp.	5,170	234
* Rentech, Inc.	138,162	185
* NATCO Group Inc.	3,900	179
* Petroleum Development Corp.	2,552	147
* Grey Wolf, Inc.	24,600	147
RPC Inc.	11,600	125
* US BioEnergy Corp.	10,800	90
* Prime Energy Corp.	625	34

		811,947

Financials (7.0%)
*^ Affiliated Managers Group, Inc.	400,080	39,332
Cash America International Inc.	1,123,100	36,512
SEI Investments Co.	966,800	26,780
Jefferies Group, Inc.	1,266,563	25,610
* Nasdaq Stock Market Inc.	548,682	25,388
Eaton Vance Corp.	643,900	23,998
Waddell & Reed Financial, Inc.	659,600	21,886
Cullen/Frost Bankers, Inc.	374,584	20,392
Reinsurance Group of America, Inc.	348,400	20,197
^ CapitalSource Inc. REIT	1,170,749	19,212
* Markel Corp.	39,200	18,150
Federated Investors, Inc.	409,464	17,431
Aspen Insurance Holdings Ltd.	613,700	17,319
* ProAssurance Corp.	294,700	17,004
People's United Financial Inc.	940,800	15,890
Platinum Underwriters Holdings, Ltd.	466,200	15,734
Canadian Western Bank	517,300	15,147
PartnerRe Ltd.	169,700	13,454
Janus Capital Group Inc.	441,800	11,933
U-Store-It Trust REIT	1,229,000	11,700
* Philadelphia Consolidated Holding Corp.	321,300	11,503
* Interactive Brokers Group, Inc.	328,425	11,432
^ Greenhill & Co., Inc.	168,680	11,391
MFA Mortgage Investments, Inc. REIT	1,077,700	10,993
Lazard Ltd. Class A	268,335	10,605
First Community Bancorp	288,200	10,240
* GFI Group Inc.	113,160	9,982
* Investment Technology Group, Inc.	196,930	9,250
1 Advanta Corp. Class A	1,000,000	8,920
HCC Insurance Holdings, Inc.	315,310	8,785
Digital Realty Trust, Inc. REIT	243,750	8,709
* Aberdeen Asset Management PLC	2,546,387	7,289
QC Holdings Inc.	664,386	6,983
Assurant, Inc.	103,800	6,736
Max Re Capital Ltd.	236,700	6,720
Brown & Brown, Inc.	290,400	6,537
* MF Global Ltd.	210,500	6,326
Nymex Holdings Inc.	53,830	6,190
Jones Lang LaSalle Inc.	79,300	6,170
^ The First Marblehead Corp.	359,729	5,914
Transatlantic Holdings, Inc.	86,274	5,884
Bank of Hawaii Corp.	111,900	5,636
Ventas, Inc. REIT	123,600	5,463
The Blackstone Group L.P.	295,540	5,423
Forest City Enterprise Class A	135,900	5,416
* Western Alliance Bancorp	331,900	5,327
* IntercontinentalExchange Inc.	37,900	5,304
Weingarten Realty Investors REIT	155,000	5,211
Federal Realty Investment Trust REIT	64,100	4,731
* Alleghany Corp.	11,937	4,512
Nationwide Health Properties, Inc. REIT	140,400	4,431
National Financial Partners Corp.	113,260	4,089
Taubman Co. REIT	81,300	4,077
* SVB Financial Group	83,100	4,022
Erie Indemnity Co. Class A	74,600	3,777
Tanger Factory Outlet Centers, Inc. REIT	96,800	3,637
* Dollar Financial Corp.	142,970	3,600
Mid-America Apartment Communities, Inc. REIT	78,200	3,582
Highwood Properties, Inc. REIT	117,300	3,511
First Industrial Realty Trust REIT	94,400	3,288
Post Properties, Inc. REIT	67,700	2,862
The Hanover Insurance Group Inc.	57,510	2,620
East West Bancorp, Inc.	100,000	2,406
Glimcher Realty Trust REIT	178,200	2,363
Apartment Investment & Management Co. Class A REIT	59,000	2,339
Sun Communities, Inc. REIT	117,600	2,273
IPC Holdings Ltd.	85,000	2,187
* Stifel Financial Corp.	45,939	1,991
^ Cohen & Steers, Inc.	69,000	1,966
SL Green Realty Corp. REIT	19,556	1,815
UDR, Inc. REIT	77,200	1,762
* Aldabra 2 Acquisition Corp.	179,000	1,724
Grubb & Ellis Co.	395,100	1,723
Douglas Emmett, Inc. REIT	72,912	1,666
Ramco-Gershenson Properties Trust REIT	72,754	1,622
^ The St. Joe Co.	39,300	1,526
City Bank Lynnwood (WA)	67,200	1,472
Equity Lifestyle Properties, Inc. REIT	32,800	1,432
Duke Realty Corp. REIT	55,800	1,319
Entertainment Properties Trust REIT	25,800	1,277
Odyssey Re Holdings Corp.	33,100	1,257
City Holding Co.	29,636	1,139
Mercury General Corp.	21,200	1,020
HCP, Inc. REIT	32,700	994
* Signature Bank	23,568	790
* Penson Worldwide, Inc.	78,300	759
* World Acceptance Corp.	24,800	743
NYMAGIC, Inc.	31,620	741
* Tejon Ranch Co.	15,000	567
^ Frontier Financial Corp.	26,700	544
Kilroy Realty Corp. REIT	10,600	520
* Knight Capital Group, Inc. Class A	27,753	465
* Alexander's, Inc. REIT	1,300	455
^ Westamerica Bancorporation	9,100	451
Amtrust Financial Services Inc.	25,800	405
* Franklin Bank Corp.	65,090	383
^ Portfolio Recovery Associates, Inc.	9,700	353
* Hallmark Financial Services, Inc.	27,080	352
TrustCo Bank NY	33,200	342
Cathay General Bancorp	12,900	334
S & T Bancorp, Inc.	10,700	333
Gamco Investors Inc. Class A	5,090	302
* First Cash Financial Services, Inc.	29,500	295
SWS Group, Inc.	18,460	283
Universal Insurance Holdings, Inc.	49,460	262
* Texas Capital Bancshares, Inc.	14,100	246
Sierra Bancorp	9,425	220
Suffolk Bancorp	6,200	189
Tompkins Trustco, Inc.	4,300	181
TriCo Bancshares	9,499	170
* ZipRealty, Inc.	28,445	149
Fidelity Southern Corp.	12,990	123
Saul Centers, Inc. REIT	2,300	118
First Busey Corp.	5,200	113
Integra Bank Corp.	7,216	107
Southwest Bancorp, Inc.	5,601	99
* NewStar Financial, Inc.	10,400	90
* Bridge Capital Holdings	3,800	82
Urstadt Biddle Properties Class A REIT	5,220	81
* Seabright Insurance Holdings, Inc.	3,342	49
FNB Corp. (VA)	1,690	43
* Reis, Inc.	4,690	33
Federal Agricultural Mortgage Corp. Class C	820	23
Lakeland Financial Corp.	1,000	22
Wesco Financial Corp.	40	16
United Western Bancorp. Inc.	530	10
Pathfinder Bancorp, Inc.	580	7
* Robert Realty Investors, Inc.	870	6
Peoples Bancorp of North Carolina	366	5
Meta Financial Group, Inc.	109	3
Brooke Corp.	369	3
* Investors Capital Holdings, Ltd.	400	2
First State Bancorporation	100	1

		729,290

Health Care (17.6%)
* Cephalon, Inc.	870,455	57,128
* Henry Schein, Inc.	974,542	56,650
* Covance, Inc.	607,155	50,491
* IDEXX Laboratories Corp.	850,800	47,960
DENTSPLY International Inc.	1,125,989	46,515
* Waters Corp.	807,413	46,386
* Respironics, Inc.	691,310	45,288
Pharmaceutical Product Development, Inc.	940,696	40,789
* Alkermes, Inc.	2,865,588	38,170
* Pediatrix Medical Group, Inc.	524,520	35,715
* Intuitive Surgical, Inc.	137,364	34,890
* Barr Pharmaceuticals Inc.	635,995	33,193
* Hologic, Inc.	508,823	32,748
* Healthways, Inc.	572,230	32,217
* Xenoport Inc.	492,969	30,249
* Axcan Pharma Inc.	1,243,200	28,246
* Isis Pharmaceuticals, Inc.	1,809,149	28,223
* Qiagen NV	1,378,400	28,119
* Patterson Cos.	869,950	27,873
* Invitrogen Corp.	319,297	27,354
* Millennium Pharmaceuticals, Inc.	1,783,748	27,059
* Endo Pharmaceuticals Holdings, Inc.	1,028,550	26,886
* Rigel Pharmaceuticals, Inc.	955,800	26,313
* Medarex, Inc.	2,267,600	22,653
* PDL BioPharma Inc.	1,429,900	21,348
* Nektar Therapeutics	2,926,700	20,867
* Sun Healthcare Group Inc.	1,116,900	19,244
* The TriZetto Group, Inc.	964,000	18,817
* Regeneron Pharmaceuticals, Inc.	925,764	18,774
* Mindray Medical International Ltd. ADR	548,900	18,717
* Edwards Lifesciences Corp.	404,500	18,716
* Amylin Pharmaceuticals, Inc.	625,200	18,537
* Haemonetics Corp.	307,200	18,383
* Align Technology, Inc.	1,536,190	18,096
* Gen-Probe Inc.	313,400	17,911
* Health Net Inc.	384,400	17,871
* Community Health Systems, Inc.	537,000	17,238
* Kinetic Concepts, Inc.	342,240	17,037
* inVentiv Health, Inc.	504,670	16,599
* Affymetrix, Inc.	775,000	15,547
Perrigo Co.	499,506	15,405
* LifeCell Corp.	380,860	15,048
* Lincare Holdings, Inc.	447,448	14,949
* Psychiatric Solutions, Inc.	491,740	14,836
* Human Genome Sciences, Inc.	2,627,800	14,663
* Seattle Genetics, Inc.	1,558,504	14,276
Dr. Reddy's Laboratories Ltd. ADR	979,500	13,566
* ResMed Inc.	287,670	13,400
* Immucor Inc.	449,246	12,956
* Matria Healthcare, Inc.	447,353	12,911
Hikma Pharmaceuticals PLC	1,372,514	12,828
* MWI Veterinary Supply Inc.	326,243	12,472
* Inverness Medical Innovations, Inc.	266,700	12,015
* Amedisys Inc.	277,348	11,823
* BioMarin Pharmaceutical Inc.	317,000	11,748
* Celgene Corp.	208,670	11,708
* HLTH Corp.	1,022,700	11,444
Chemed Corp.	216,100	11,071
* Bruker BioSciences Corp.	1,073,164	11,000
PerkinElmer, Inc.	437,038	10,878
Cooper Cos., Inc.	271,180	10,679
* Cyberonics, Inc.	889,200	10,670
* Cypress Bioscience, Inc.	1,255,600	10,534
* Varian, Inc.	191,137	10,369
* Cerner Corp.	197,127	10,329
* VCA Antech, Inc.	243,200	9,402
* Onyx Pharmaceuticals, Inc.	196,700	9,349
* Charles River Laboratories, Inc.	143,400	8,905
* DaVita, Inc.	163,685	8,733
* PAREXEL International Corp.	158,329	8,615
* Durect Corp.	1,671,700	8,509
* Exelixis, Inc.	1,108,300	8,113
* Sciele Pharma, Inc.	333,540	7,978
* Varian Medical Systems, Inc.	150,595	7,829
* ICON PLC ADR	118,108	7,403
* Salix Pharmaceuticals, Ltd.	1,047,971	7,283
* Alexion Pharmaceuticals, Inc.	107,200	7,002
* The Medicines Co.	391,500	6,702
* OSI Pharmaceuticals, Inc.	166,800	6,652
* Luminex Corp.	426,500	6,385
* Myriad Genetics, Inc.	145,100	6,241
* Warner Chilcott Ltd.	367,500	6,229
* Kindred Healthcare, Inc.	223,500	6,155
* Noven Pharmaceuticals, Inc.	449,750	6,040
West Pharmaceutical Services, Inc.	153,000	5,982
* Impax Laboratories, Inc.	570,900	5,923
* Air Methods Corp.	126,156	5,788
* Alnylam Pharmaceuticals Inc.	191,700	5,759
* Integra LifeSciences Holdings	132,708	5,521
Meridian Bioscience Inc.	174,950	5,495
* Techne Corp.	83,500	5,428
* Orthofix International N.V.	93,997	5,140
^ Mentor Corp.	147,800	5,117
* Apria Healthcare Group Inc.	237,727	5,045
* K-V Pharmaceutical Co. Class A	187,200	4,863
* CV Therapeutics, Inc.	569,700	4,774
STERIS Corp.	191,000	4,733
* MedCath Corp.	189,700	4,720
* Kendle International Inc.	111,068	4,708
* Emergency Medical Services LP Class A	148,200	4,560
* ImmunoGen, Inc.	1,286,000	4,475
* Cubist Pharmaceuticals, Inc.	263,070	4,470
* Sunrise Senior Living, Inc.	152,580	4,381
Medicis Pharmaceutical Corp.	207,400	4,212
* Cynosure Inc.	167,060	4,148
* QLT Inc.	1,076,500	3,951
IMS Health, Inc.	165,300	3,949
*^ Enzon Pharmaceuticals, Inc.	461,700	3,864
* Incyte Corp.	314,350	3,766
* Vertex Pharmaceuticals, Inc.	183,947	3,745
* Eurand NV	259,765	3,683
* Quidel Corp.	229,960	3,626
* Zoll Medical Corp.	133,148	3,550
* Res-Care, Inc.	157,548	3,524
* Pain Therapeutics, Inc.	402,032	3,482
* Par Pharmaceutical Cos. Inc.	175,300	3,362
* XOMA Ltd.	1,200,700	3,242
* Dionex Corp.	44,900	3,147
* Ventana Medical Systems, Inc.	33,858	3,015
* Sierra Health Services, Inc.	70,000	3,009
* Cytokinetics, Inc.	890,149	2,964
* HMS Holdings Corp.	90,217	2,851
* Natus Medical Inc.	163,520	2,813
* Gentiva Health Services, Inc.	127,679	2,360
* United Therapeutics Corp.	27,195	2,284
* Albany Molecular Research, Inc.	210,687	2,267
* Pharmion Corp.	32,800	2,262
* Cell Genesys, Inc.	1,210,500	2,191
* Masimo Corp.	59,325	2,117
*^ GTx, Inc.	184,500	2,046
Beckman Coulter, Inc.	29,160	1,939
* Skilled Healthcare Group Inc.	137,600	1,913
* CryoLife Inc.	262,055	1,821
* Eclipsys Corp.	68,945	1,775
* Pharmanet Development Group, Inc.	39,949	1,628
* Nuvelo, Inc.	1,039,800	1,560
Mylan Inc.	102,590	1,530
* Angiodynamics, Inc.	72,175	1,463
* Healthspring, Inc.	68,900	1,426
* Bio-Rad Laboratories, Inc. Class A	13,900	1,323
* Sonic Innovations, Inc.	206,804	1,299
Vital Signs, Inc.	26,674	1,294
* CONMED Corp.	52,414	1,274
* Caraco Pharmaceutical Laboratories, Ltd.	77,783	1,195
* Harvard Bioscience, Inc.	265,386	1,168
*^ Pozen Inc.	84,800	1,038
Analogic Corp.	17,150	1,013
* Hanger Orthopedic Group, Inc.	106,010	983
* Arena Pharmaceuticals, Inc.	130,000	941
* Millipore Corp.	11,800	828
* IRIS International, Inc.	38,777	696
* Centene Corp.	29,000	694
* NPS Pharmaceuticals Inc.	153,175	605
* RadNet, Inc.	61,102	551
* RehabCare Group, Inc.	26,070	547
* Radiation Therapy Services, Inc.	16,400	474
* IntegraMed America, Inc.	38,528	451
* Bio-Reference Laboratories, Inc.	15,826	434
* Osteotech, Inc.	65,674	386
National Healthcare Corp.	6,926	347
* Replidyne, Inc.	164,151	345
* Illumina, Inc.	5,300	338
* eResearch Technology, Inc.	29,000	282
Atrion Corp.	2,111	259
* Hi-Tech Pharmacal Co., Inc.	22,500	243
* American Dental Partners, Inc.	27,342	242
* Visicu, Inc.	19,400	232
* Obagi Medical Products, Inc.	10,600	158
* King Pharmaceuticals, Inc.	12,109	127
* Anika Resh Inc.	8,580	94
* Bradley Pharmaceuticals, Inc.	4,700	93
* Angeion Corp.	11,890	93
* MTS Medication Tech	6,293	78
* A.D.A.M., Inc.	8,760	64
* Vivus, Inc.	7,900	48
* Medical Staffing Network Holdings, Inc.	8,099	47
* ArthroCare Corp.	1,100	44
* SonoSite, Inc.	760	26
* Watson Pharmaceuticals, Inc.	1,000	26
* Vascular Solutions, Inc.	3,381	20
Birner Dental Management Services, Inc.	200	4
* Bioanalytical Systems, Inc.	480	4
* Celsion Corp.	531	3

		1,837,698

Industrials (16.4%)
The Dun & Bradstreet Corp.	833,000	76,619
* 1 The Advisory Board Co.	1,016,040	64,742
Chicago Bridge & Iron Co. N.V.	1,067,505	47,493
* Stericycle, Inc.	727,050	43,085
The Manitowoc Co., Inc.	1,113,460	42,445
* Jacobs Engineering Group Inc.	551,500	42,157
MSC Industrial Direct Co., Inc. Class A	924,940	37,987
Healthcare Services Group, Inc.	1,518,050	36,828
* Corrections Corp. of America	1,290,921	34,261
Donaldson Co., Inc.	790,700	33,130
* FTI Consulting, Inc.	575,655	31,839
Equifax, Inc.	751,054	27,857
* Covanta Holding Corp.	1,025,900	26,048
SPX Corp.	240,270	24,171
* Tetra Tech, Inc.	1,188,093	23,394
* BE Aerospace, Inc.	587,856	22,697
^ Knight Transportation, Inc.	1,296,600	22,250
* Huron Consulting Group Inc.	301,236	21,635
Ametek, Inc.	466,320	20,537
Werner Enterprises, Inc.	986,900	20,103
* AerCap Holdings NV	1,078,160	19,903
McGrath RentCorp	821,300	19,128
Harsco Corp.	332,990	18,954
Albany International Corp.	540,900	18,937
* McDermott International, Inc.	400,050	18,874
J.B. Hunt Transport Services, Inc.	593,500	18,458
* ChoicePoint Inc.	535,920	17,841
Con-way, Inc.	357,600	17,412
* First Solar, Inc.	95,200	17,305
Heartland Express, Inc.	1,031,220	16,757
* General Cable Corp.	283,265	16,432
Kennametal, Inc.	528,680	16,193
* RBC Bearings Inc.	540,828	16,192
* Allied Waste Industries, Inc.	1,641,150	16,165
* Alliant Techsystems, Inc.	152,550	16,147
Lincoln Electric Holdings, Inc.	258,173	15,916
Triumph Group, Inc.	288,000	15,552
* JA Solar Holdings Co., Ltd. ADR	300,000	15,249
Watson Wyatt & Co. Holdings	303,575	14,921
Roper Industries Inc.	256,425	14,339
* GeoEye Inc.	405,001	14,159
* AirTran Holdings, Inc.	1,635,200	14,112
* Waste Connections, Inc.	481,000	14,026
Pall Corp.	379,300	13,992
Barnes Group, Inc.	499,370	13,308
* Outotec OYJ	266,677	12,949
Steelcase Inc.	829,637	12,718
* 2 Suntech Power Holdings Co., Ltd. ADR	229,800	12,577
* Geo Group Inc.	525,301	12,565
* Kenexa Corp.	707,100	12,558
China Everbright International, Ltd.	29,931,000	12,498
UTI Worldwide, Inc.	666,445	12,463
* Quanta Services, Inc.	555,625	12,179
Precision Castparts Corp.	102,514	11,666
* AGCO Corp.	185,735	11,185
* Airasia Bhd.	20,949,800	10,640
* Copart, Inc.	248,200	10,146
*^ RSC Holdings Inc.	869,430	9,564
* Stanley Inc.	328,030	9,145
Acuity Brands, Inc.	197,633	8,994
* IHS Inc. Class A	144,300	8,938
* II-VI, Inc.	273,800	8,877
*^ SunPower Corp. Class A	127,100	8,781
* Perini Corp.	245,345	8,575
* TeleTech Holdings, Inc.	417,400	8,235
* Thomas & Betts Corp.	178,000	8,055
Watsco, Inc.	217,700	8,029
Resources Connection, Inc.	378,000	7,912
UAL Corp.	205,000	7,780
* Hertz Global Holdings Inc.	484,042	7,222
Walter Industries, Inc.	171,366	7,184
* Hansen Transmissions	1,500,000	7,159
* Orbital Sciences Corp.	306,837	7,149
Hubbell Inc. Class B	135,800	6,475
Robbins & Myers, Inc.	97,540	6,465
Horizon Lines Inc.	337,350	6,339
Trinity Industries, Inc.	220,460	6,243
The Toro Co.	125,800	6,207
* Kansas City Southern	170,700	6,125
Belden Inc.	144,000	6,091
The Corporate Executive Board Co.	101,800	5,859
* United Stationers, Inc.	104,200	5,758
* Michael Baker Corp.	163,100	5,583
Regal-Beloit Corp.	147,200	5,582
Skywest, Inc.	213,260	5,549
Interface, Inc.	347,550	5,547
* Hurco Cos., Inc.	150,065	5,488
* The Middleby Corp.	89,780	5,352
* AAR Corp.	181,340	5,342
* Spherion Corp.	788,905	5,270
* Avis Budget Group, Inc.	391,600	5,228
* TrueBlue, Inc.	348,428	4,972
* Flow International Corp.	533,400	4,971
Carlisle Co., Inc.	148,880	4,958
GATX Corp.	131,800	4,956
* AZZ Inc.	144,200	4,870
* Ritchie Brothers Auctioneers Inc.	58,700	4,830
Aircastle Ltd.	192,200	4,724
Lennox International Inc.	127,040	4,721
* Genesee & Wyoming Inc. Class A	172,100	4,700
* Kirby Corp.	102,100	4,695
* Pinnacle Airlines Corp.	346,549	4,658
Apogee Enterprises, Inc.	260,052	4,538
* TransDigm Group, Inc.	104,460	4,323
* URS Corp.	96,357	4,230
American Ecology Corp.	181,965	4,163
Woodward Governor Co.	64,200	4,030
* Gardner Denver Inc.	124,200	4,029
*^ Taser International Inc.	338,300	3,887
Valmont Industries, Inc.	45,100	3,775
Teleflex Inc.	63,659	3,764
* Chart Industries, Inc.	146,000	3,695
* Kforce Inc.	409,329	3,643
Cummins Inc.	75,400	3,640
Crane Co.	85,088	3,478
* Layne Christensen Co.	90,469	3,338
Applied Industrial Technology, Inc.	109,125	3,294
* Teledyne Technologies, Inc.	62,690	3,237
* LECG Corp.	374,848	3,182
Oshkosh Truck Corp.	69,400	3,176
* Shaw Group, Inc.	56,164	3,172
Graco, Inc.	90,800	3,107
Mueller Industries Inc.	107,100	2,999
* Delta Air Lines Inc.	170,900	2,876
Kelly Services, Inc. Class A	164,644	2,835
* Aecom Technology Corp.	112,234	2,764
* Mobile Mini, Inc.	175,990	2,675
Eagle Bulk Shipping Inc.	104,000	2,571
Kaydon Corp.	57,600	2,517
Bowne & Co., Inc.	201,099	2,474
* Astec Industries, Inc.	79,545	2,456
* Ceradyne, Inc.	49,200	2,369
* CRA International Inc.	54,787	2,287
* Dynamex Inc.	91,378	2,276
^ HNI Corp.	63,500	2,137
* Continental Airlines, Inc. Class B	77,400	2,106
* Furmanite Corp.	209,965	2,100
Manpower Inc.	37,005	2,082
Kaman Corp. Class A	68,468	2,023
Raven Industries, Inc.	67,300	2,020
Fastenal Co.	49,500	2,000
* GrafTech International Ltd.	132,500	1,994
The Timken Co.	64,900	1,962
IDEX Corp.	61,600	1,924
Dynamic Materials Corp.	30,900	1,656
* Esterline Technologies Corp.	34,400	1,603
* CBIZ Inc.	168,992	1,590
Flowserve Corp.	17,800	1,462
ABM Industries Inc.	70,000	1,450
* M&F Worldwide Corp.	36,900	1,442
UAP Holding Corp.	37,500	1,438
Mine Safety Appliances Co.	31,500	1,406
Waste Industries USA, Inc.	38,684	1,399
Rollins, Inc.	74,175	1,320
*^ Evergreen Solar, Inc.	107,900	1,315
* Columbus McKinnon Corp.	50,100	1,281
CDI Corp.	65,480	1,274
Cubic Corp.	47,320	1,271
* GP Strategies Corp.	116,440	1,238
* Terex Corp.	19,400	1,140
Kimball International, Inc. Class B	91,010	1,127
AAON, Inc.	60,718	1,081
^ Simpson Manufacturing Co.	38,000	1,047
VSE Corp.	36,468	1,009
* Goodman Global, Inc.	38,700	972
Heidrick & Struggles International, Inc.	34,700	954
* Allegiant Travel Co.	28,500	891
* Copa Holdings SA Class A	18,800	734
* Ducommun, Inc.	23,200	733
Barrett Business Services, Inc.	40,607	728
Herman Miller, Inc.	22,500	715
* EMCOR Group, Inc.	31,600	693
* Team, Inc.	21,500	645
Baldor Electric Co.	20,600	624
* KBR Inc.	19,200	607
CLARCOR Inc.	15,900	596
IKON Office Solutions, Inc.	71,400	584
* School Specialty, Inc.	17,500	568
Comfort Systems USA, Inc.	45,020	552
The Eastern Co.	31,450	543
* Midwest Air Group Inc.	31,000	526
* Exponent, Inc.	16,570	510
* Spirit Aerosystems Holdings Inc.	17,300	478
NACCO Industries, Inc. Class A	4,655	466
Tennant Co.	13,986	461
Hardinge, Inc.	26,767	456
Genco Shipping and Trading Ltd.	8,800	434
Sun Hydraulics Corp.	16,000	368
* Westaff Inc.	94,500	364
* Park-Ohio Holdings Corp.	15,223	340
* Learning Tree International, Inc.	18,318	330
Forward Air Corp.	10,200	316
* Edac Technologies Corp.	33,598	311
Curtiss-Wright Corp.	7,266	303
Landstar System, Inc.	5,900	295
* North American Galvanizing & Coatings Inc.	58,200	294
*^ Innovative Solutions and Support, Inc.	24,800	278
* Huttig Building Products, Inc.	65,750	262
* Herley Industries Inc.	20,494	254
HEICO Corp.	5,600	249
* SL Industries, Inc.	10,730	216
* JetBlue Airways Corp.	31,100	215
* PeopleSupport Inc.	15,300	191
* Gehl Co.	9,857	174
* Industrial Services of America, Inc.	21,300	154
* Meadow Valley Corp.	8,320	92
* Nashua Corp.	7,407	75
* MTC Technologies, Inc.	3,100	73
Multi-Color Corp.	3,450	73
* Industrial Distribution Group, Inc.	6,831	67
* K-Tron International, Inc	520	57
Xerium Technologies Inc.	11,600	55
* Taylor Devices Inc.	8,030	39
* Kadant Inc.	1,290	34
Tech/Ops Sevcon, Inc.	2,820	23
Ampco-Pittsburgh Corp.	600	23
* First Advantage Corp. Class A	1,300	21
* Nortech Systems, Inc.	2,500	13
* A.T. Cross Co. Class A	1,180	10
* National Technical Systems, Inc.	1,481	9
Angelica Corp.	443	8
Lawson Products, Inc.	140	4
Virco Manufacturing Corp.	620	4

		1,714,612

Information Technology (19.8%)
* Mettler-Toledo International Inc.	618,800	61,447
* Microsemi Corp.	2,512,390	57,082
FactSet Research Systems Inc.	799,003	44,688
* Red Hat, Inc.	2,361,113	44,106
* BMC Software, Inc.	1,324,761	42,445
* Varian Semiconductor Equipment Associates, Inc.	1,271,696	40,961
* DST Systems, Inc.	535,803	38,310
* McAfee Inc.	985,158	33,160
* Blue Coat Systems, Inc.	1,212,534	32,581
* Ciena Corp.	1,192,735	32,359
* MICROS Systems, Inc.	525,331	32,350
* Ariba, Inc.	3,146,945	31,375
* salesforce.com, inc.	554,500	28,989
* FLIR Systems, Inc.	953,784	28,881
* Concur Technologies, Inc.	802,692	28,142
^ Heartland Payment Systems, Inc.	1,157,580	28,106
* FEI Co.	1,200,033	27,193
* Ingram Micro, Inc. Class A	1,484,800	26,400
* Avnet, Inc.	716,840	25,527
* Verigy Ltd.	1,160,000	24,221
* VeriFone Holdings, Inc.	1,232,000	24,110
* Synopsys, Inc.	1,079,500	23,771
Syntel, Inc.	785,132	23,263
Intersil Corp.	1,004,440	23,132
* Riverbed Technology, Inc.	1,026,190	22,935
* Cadence Design Systems, Inc.	2,208,669	22,418
* Arrow Electronics, Inc.	630,254	21,567
* ViaSat, Inc.	1,019,600	21,177
* Euronet Worldwide, Inc.	787,900	20,832
* DealerTrack Holdings Inc.	762,606	20,560
Global Payments Inc.	539,085	20,162
* Cymer, Inc.	733,200	19,804
* Iron Mountain, Inc.	572,500	19,688
* ON Semiconductor Corp.	2,981,797	19,322
* Polycom, Inc.	762,195	19,245
* Littelfuse, Inc.	624,600	18,982
Amphenol Corp.	465,235	18,581
* Fairchild Semiconductor International, Inc.	1,473,700	18,053
* NICE-Systems Ltd. ADR	588,567	18,016
* Trimble Navigation Ltd.	659,900	17,454
* Sapient Corp.	2,487,868	17,440
* Comverse Technology, Inc.	1,062,700	17,359
* Cypress Semiconductor Corp.	790,200	16,792
* Alliance Data Systems Corp.	321,742	16,270
* PMC Sierra Inc.	3,160,500	14,823
* ADC Telecommunications, Inc.	993,400	14,692
* ATMI, Inc.	553,695	14,562
* Sycamore Networks, Inc.	4,235,300	14,315
* ANSYS, Inc.	407,434	14,224
* Electronics for Imaging, Inc.	957,058	14,126
* Tessera Technologies, Inc.	351,460	13,767
* NAVTEQ Corp.	183,400	13,553
* VistaPrint Ltd.	324,145	12,061
* Hutchinson Technology, Inc.	760,400	11,992
* Brocade Communications Systems, Inc.	1,733,476	11,944
* Powerwave Technologies, Inc.	3,057,600	11,619
*^ Business Objects S.A. ADR	184,735	11,485
* Teradyne, Inc.	1,021,599	11,207
* Hewitt Associates, Inc.	300,445	11,168
* Insight Enterprises, Inc.	640,815	11,067
* MPS Group, Inc.	1,075,384	10,808
* Harris Stratex Networks, Inc. Class A	964,375	10,502
* Informatica Corp.	543,114	10,488
* Spreadtrum Communications, Inc.	1,083,000	10,289
* Cognizant Technology Solutions Corp.	361,923	10,098
* Cogent Inc.	1,019,700	10,054
* Emulex Corp.	643,477	10,038
* Activision, Inc.	385,300	9,968
* ValueClick, Inc.	449,635	9,816
* CommScope, Inc.	219,550	9,737
* Western Digital Corp.	362,550	9,589
* Progress Software Corp.	322,991	9,535
Jack Henry & Associates Inc.	377,000	9,267
* VeriSign, Inc.	267,895	9,087
* Acme Packet, Inc.	917,926	8,830
* Dolby Laboratories Inc.	203,356	8,763
* Mentor Graphics Corp.	1,049,000	8,654
* SPSS, Inc.	249,725	8,253
* Lawson Software, Inc.	948,428	8,242
Total System Services, Inc.	347,004	8,016
Broadridge Financial Solutions LLC	369,500	8,003
* Interwoven Inc.	619,111	7,844
* Sigma Designs, Inc.	173,282	7,836
* Sonic Solutions, Inc.	833,600	7,469
* Sybase, Inc.	253,751	7,161
* Novatel Wireless, Inc.	446,792	7,149
* Harmonic, Inc.	649,787	7,096
* RF Micro Devices, Inc.	2,196,300	7,094
* Atheros Communications, Inc.	259,250	7,080
* DemandTec, Inc.	545,700	7,001
ADTRAN Inc.	326,650	6,798
* Advanced Analogic Technologies, Inc.	989,800	6,671
* Nuance Communications, Inc.	414,700	6,590
* Anixter International Inc.	92,500	6,481
* Lexmark International, Inc.	178,000	6,445
* Vishay Intertechnology, Inc.	608,630	6,385
* Novellus Systems, Inc.	267,636	6,359
Marchex, Inc.	792,100	6,289
* NeuStar, Inc. Class A	209,823	6,234
* Equinix, Inc.	82,300	6,216
* Vignette Corp.	432,400	6,084
* Taleo Corp. Class A	286,150	6,046
* Teradata Corp.	253,460	6,037
Fidelity National Information Services, Inc.	140,000	5,943
* PROS Holdings, Inc.	381,900	5,862
* Affiliated Computer Services, Inc. Class A	120,120	5,856
* Aspen Technologies, Inc.	401,940	5,647
* Quest Software, Inc.	375,713	5,617
* Comtech Telecommunications Corp.	123,921	5,552
*^ Data Domain, Inc.	243,345	5,485
* Omniture, Inc.	220,993	5,463
* Rofin-Sinar Technologies Inc.	127,552	5,422
* Aruba Networks, Inc.	572,100	5,412
* Network Appliance, Inc.	229,975	5,340
* Semtech Corp.	411,900	5,260
* j2 Global Communications, Inc.	233,644	5,119
* OpNext, Inc.	990,540	5,111
* JDA Software Group, Inc.	283,054	5,036
* Diodes Inc.	215,775	4,995
* BEA Systems, Inc.	265,300	4,958
United Online, Inc.	443,322	4,952
*^ Netlogic Microsystems Inc.	189,650	4,931
* Skyworks Solutions, Inc.	611,625	4,924
* MEMC Electronic Materials, Inc.	67,905	4,852
* Ulticom, Inc.	676,000	4,850
National Semiconductor Corp.	260,294	4,797
* MRV Communications Inc.	2,707,900	4,793
* Compuware Corp.	561,900	4,776
* MKS Instruments, Inc.	255,510	4,752
* AuthenTec, Inc.	380,000	4,731
* The Ultimate Software Group, Inc.	173,424	4,691
* Avocent Corp.	278,913	4,630
* Amkor Technology, Inc.	597,502	4,565
* Bookham, Inc.	2,477,100	4,484
* EPIQ Systems, Inc.	295,080	4,352
* Digital River, Inc.	115,430	4,329
MAXIMUS, Inc.	120,759	4,260
* CACI International, Inc.	97,600	4,254
* Greenfield Online, Inc.	330,200	4,246
* Zoran Corp.	354,216	4,180
MTS Systems Corp.	121,745	4,092
* EMS Technologies, Inc.	143,000	3,930
*^ WebMD Health Corp. Class A	102,600	3,792
* Vocus, Inc.	128,850	3,791
* Sohu.com Inc.	75,200	3,499
Fair Isaac, Inc.	132,100	3,369
* Chordiant Software, Inc.	383,183	3,341
* Network Equipment Technologies, Inc.	428,100	3,185
* FARO Technologies, Inc.	132,482	3,164
* VASCO Data Security International, Inc.	163,893	3,109
* Net 1 UEPS Technologies, Inc.	105,000	3,011
* AMIS Holdings Inc.	410,421	3,000
* NETGEAR, Inc.	111,906	2,983
* SAVVIS, Inc.	147,200	2,973
* Monolithic Power Systems	189,843	2,969
infoUSA Inc.	315,600	2,774
* Intevac, Inc.	252,100	2,745
* Electro Scientific Industries, Inc.	162,483	2,671
* Radiant Systems, Inc.	217,255	2,642
* Stratasys, Inc.	116,536	2,575
* Manhattan Associates, Inc.	102,286	2,536
* Akamai Technologies, Inc.	83,900	2,534
* ManTech International Corp.	58,911	2,409
* iGATE Corp.	285,800	2,366
* Novell, Inc.	363,100	2,309
* Synchronoss Technologies, Inc.	104,600	2,228
* Cree, Inc.	73,300	2,166
* Integrated Device Technology Inc.	282,300	2,103
* Silicon Laboratories Inc.	66,200	2,068
* Mattson Technology, Inc.	353,573	2,015
* NetScout Systems, Inc.	189,605	1,860
* Standard Microsystem Corp.	60,411	1,807
* Phoenix Technologies Ltd.	118,024	1,794
* AsiaInfo Holdings, Inc.	201,626	1,766
* Cirrus Logic, Inc.	404,746	1,720
* Citrix Systems, Inc.	48,000	1,662
* S1 Corp.	275,898	1,562
* Microtune, Inc.	266,995	1,559
AVX Corp.	112,220	1,462
* Ansoft Corp.	68,700	1,459
* FalconStor Software, Inc.	163,910	1,446
* PC Connection, Inc.	111,012	1,398
* Actuate Software Corp.	237,484	1,354
* iBasis, Inc.	241,500	1,352
TheStreet.com, Inc.	116,800	1,296
* Foundry Networks, Inc.	90,500	1,249
* SonicWALL, Inc.	136,144	1,195
* Ceva, Inc.	129,311	1,093
* Parametric Technology Corp.	65,500	1,077
* Dycom Industries, Inc.	45,300	1,070
* LAM Research Corp.	27,200	1,044
* Oplink Communications, Inc.	78,256	999
* The Hackett Group Inc.	237,391	933
Integral Systems, Inc.	35,924	909
* Pericom Semiconductor Corp.	65,063	882
* Gartner, Inc. Class A	59,400	882
* Checkpoint Systems, Inc.	36,652	871
* Synaptics Inc.	31,800	843
* Spectrum Control, Inc.	91,879	843
* International Rectifier Corp.	30,000	835
* SRA International, Inc.	29,500	809
* Keynote Systems Inc.	79,766	781
* MicroStrategy Inc.	10,200	744
* TriQuint Semiconductor, Inc.	156,330	741
*^ Airvana, Inc.	139,300	729
* Ciber, Inc.	150,710	726
* TechTeam Global, Inc.	75,579	695
* Loral Space and Communications Ltd.	25,545	679
* Sykes Enterprises, Inc.	42,970	678
QAD Inc.	76,338	677
* PC-Tel, Inc.	107,804	676
* Websense, Inc.	32,800	672
* Internet Gold-Golden Lines Ltd.	61,386	612
* OmniVision Technologies, Inc.	42,854	607
MoneyGram International, Inc.	105,300	562
* Digi International, Inc.	44,374	520
* SRS Labs, Inc.	96,101	516
* Perficient, Inc.	36,800	511
* TTM Technologies, Inc.	50,100	510
* Digimarc Corp.	59,480	491
* Super Micro Computer Inc.	50,698	483
* Advanced Energy Industries, Inc.	44,128	477
* Sumtotal Systems Inc.	108,701	470
* Perceptron, Inc.	52,498	466
* OSI Systems Inc.	19,880	464
* Power Integrations, Inc.	17,700	451
* Dice Holdings Inc.	70,100	447
* ScanSource, Inc.	13,500	427
* Kulicke & Soffa Industries, Inc.	73,100	394
* Coherent, Inc.	14,834	386
* Techwell, Inc.	36,000	375
* CPI International, Inc.	28,782	372
TNS Inc.	20,780	367
* hi/fn, Inc.	62,996	355
* Gerber Scientific, Inc.	39,400	347
* IntriCon Corp.	31,256	344
* Multi-Fineline Electronix, Inc.	25,100	331
* Iomega Corp.	118,524	325
Renaissance Learning, Inc.	23,300	321
Technitrol, Inc.	14,110	320
^ Imergent, Inc.	26,850	280
* Travelzoo, Inc.	17,400	276
* Convergys Corp.	15,643	243
* Rimage Corp.	10,300	240
* IXYS Corp.	31,714	238
* Rogers Corp.	7,500	234
* Immersion Corp.	19,997	196
* Cabot Microelectronics Corp.	4,600	159
* Zones, Inc.	16,184	149
* Itron, Inc.	1,500	124
* Macrovision Corp.	7,100	119
National Instruments Corp.	4,400	118
* Datawatch Corp.	26,010	112
* Ness Technologies Inc.	11,458	105
* Aetrium, Inc.	22,092	104
* Perot Systems Corp.	8,130	99
* Mastec Inc.	11,680	98
* Asyst Technologies, Inc.	28,400	84
* ADDvantage Technologies Group, Inc.	14,950	77
* Pervasive Software Inc.	18,850	71
* Moldflow Corp.	5,400	71
* Versant Corp.	2,100	56
* Vicon Industries Inc.	6,430	54
* Inx Inc.	4,055	41
Keithley Instruments Inc.	3,500	37
* Dynamics Research Corp.	3,731	35
* Onvia.com, Inc.	4,020	32
* Schmitt Industries Inc.	4,100	23
* Csp Inc.	2,080	15
* Aviza Technology Inc.	10,425	14
Mesa Laboratories, Inc.	413	9
* Data I/O Corp.	1,210	6
* LeCroy Corp.	652	6
* Trio-Tech International	600	5
* White Electronic Designs Corp.	930	4
* Sutron Corp.	200	2
* BSQUARE Corp.	13	0

		2,075,655

Materials (5.4%)
AptarGroup Inc.	1,637,600	61,770
* Owens-Illinois, Inc.	927,600	46,751
* Terra Industries, Inc.	916,468	41,305
* AK Steel Holding Corp.	859,835	41,083
Albemarle Corp.	976,870	35,421
CF Industries Holdings, Inc.	256,200	27,395
Hercules, Inc.	1,261,250	22,110
FMC Corp.	403,649	21,458
Sealed Air Corp.	789,800	20,653
^ Martin Marietta Materials, Inc.	164,400	20,175
* LSB Industries, Inc.	682,840	18,826
Steel Dynamics, Inc.	268,520	14,003
Minerals Technologies, Inc.	248,200	13,502
Ferro Corp.	760,000	13,437
Celanese Corp. Series A	328,800	12,225
Greif Inc. Class A	167,364	11,013
* Rhodia SA	370,660	10,348
* RTI International Metals, Inc.	179,800	9,934
Ball Corp.	215,800	9,903
Cleveland-Cliffs Inc.	92,998	9,471
* Pactiv Corp.	322,800	9,235
Sigma-Aldrich Corp.	172,800	8,581
Cytec Industries, Inc.	123,900	7,014
International Flavors & Fragrances, Inc.	162,700	6,933
Lubrizol Corp.	123,100	6,476
Sensient Technologies Corp.	210,700	5,596
Kaiser Aluminum Corp.	85,200	5,449
* Rockwood Holdings, Inc.	173,477	5,093
Packaging Corp. of America	207,009	5,018
* W.R. Grace & Co.	204,600	4,628
* Horsehead Holding Corp.	234,100	3,509
Mitsubishi Rayon Co., Ltd.	786,000	3,169
* Universal Stainless & Alloy Products, Inc.	115,500	2,857
Silgan Holdings, Inc.	57,000	2,700
* Domtar Corp.	287,700	2,322
Schnitzer Steel Industries, Inc. Class A	40,036	2,268
Scotts Miracle-Gro Co.	58,007	2,265
RPM International, Inc.	102,700	2,222
* Buckeye Technology, Inc.	167,801	2,207
Airgas, Inc.	37,100	1,722
Nalco Holding Co.	80,800	1,692
* Apex Silver Mines Ltd.	87,900	1,253
Penford Corp.	49,641	1,110
A.M. Castle & Co.	49,840	1,056
* Headwaters Inc.	85,000	958
Arch Chemicals, Inc.	27,730	934
* Crown Holdings, Inc.	32,900	807
Reliance Steel & Aluminum Co.	14,917	734
* GenTek, Inc.	20,900	580
*^ Flotek Industries, Inc.	21,600	440
Myers Industries, Inc.	35,300	415
Innospec, Inc.	16,177	255
Schweitzer-Mauduit International, Inc.	5,900	141
Metal Management, Inc.	2,600	129
Rock-Tenn Co.	3,854	110
Stepan Co.	3,330	100
* American Pacific Corp.	6,060	90
NN, Inc.	8,837	75
* Rock of Ages Corp.	11,950	62
U.S. Energy Corp.	11,410	46
* Esmark, Inc.	1,100	11
Wausau Paper Corp.	80	1

		561,046

Telecommunication Services (1.1%)
Partner Communications Company Ltd.	1,024,500	21,258
*^ Clearwire Corp.	1,349,140	18,537
CenturyTel, Inc.	364,634	13,459
* SBA Communications Corp.	445,070	13,179
* American Tower Corp. Class A	342,005	12,835
NTELOS Holdings Corp.	526,500	11,203
* Golden Telecom, Inc.	62,200	6,389
Telephone & Data Systems, Inc.	118,473	6,248
* General Communication, Inc.	612,500	4,416
* Syniverse Holdings Inc.	274,500	4,334
* Gilat Satellite Network Ltd.	221,735	2,415
Atlantic Tele-Network, Inc.	54,100	1,704
* Premiere Global Services, Inc.	84,210	1,027
* Rural Cellular Corp. Class A	6,500	287
* Centennial Communications Corp. Class A	14,800	85
USA Mobility, Inc.	1,750	21
* Hungarian Telephone and Cable Corp.	970	17

		117,414

Utilities (0.8%)
CenterPoint Energy Inc.	1,327,434	21,252
UGI Corp. Holding Co.	595,100	15,842
Energen Corp.	168,480	10,597
Ormat Technologies Inc.	197,000	8,564
CMS Energy Corp.	453,975	7,114
* El Paso Electric Co.	295,600	6,926
DPL Inc.	197,500	5,483
Equitable Resources, Inc.	54,800	3,055
* Reliant Energy, Inc.	109,900	2,338
WGL Holdings Inc.	56,200	1,812
Westar Energy, Inc.	39,200	955
ALLETE, Inc.	9,770	376
ITC Holdings Corp.	6,500	343
* Maine & Maritimes Corp.	10,730	340
SJW Corp.	4,500	136
Central Vermont Public Service Corp.	4,390	128

		85,261

Exchange-Traded Funds (1.2%)
^ 3 Vanguard Small-Cap ETF	1,165,083	74,192
[3] Vanguard Small-Cap Growth ETF	713,200	46,237

		120,429

Total Common Stocks
(Cost $9,488,504)		9,817,550

Temporary Cash Investments (8.3%)

Money Market Fund (7.6%)
[4] Vanguard Market Liquidity Fund, 4.060%	799,188,640	799,189
	Face
	Amount
	($000)

Repurchase Agreement (0.6%)
J.P. Morgan Securities Inc.
2.990%, 2/1/08
Dated 1/31/08, Repurchase Value $60,305,000, collateralized by
Federal National Mortgage Assn. 6.000%, 3/1/36-5/1/37	60,300	60,300
U.S. Agency Obligations (0.1%)
[5] Federal Home Loan Bank
[6] 4.563%, 2/8/08	15,000	14,992
[5] Federal Home Loan Mortgage Corp.
[6] 3.607%, 4/7/08	1,500	1,493

		16,485

Total Temporary Cash Investments
(Cost $875,966)		875,974

Total Investments (102.2%)
(Cost $10,364,470)		10,693,524

	Written
	Contracts

Liability For Covered Call Options Written (0.0%)
SunTech Power Holdings Co., Ltd. ADR, Expires 3/22/08, Strike Price $75
(premium received $68)	(500)	(78)

Other Assets and Liabilities - Net (-2.2%)		(233,947)

Net Assets (100%)		10,459,499

 *Non-income-producing security.
 ^ Part of security position is on loan to broker-dealers.
 1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
 2 Securities with a value of $2,737,000 have been segregated as collateral in connection with covered call options written 3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
 4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
 5 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
 6 Securities with a value of $16,485,000 have been segregated as initial margin for open futures contracts.
 ADR — American Depositary Receipt.
 REIT — Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2008, the cost of investment securities for tax purposes was $10,372,116,000. Net unrealized appreciation of investment securities for tax purposes was $321,408,000, consisting of unrealized gains of $1,354,847,000 on securities that had risen in value since their purchase and $1,033,439,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains(losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 96.7% and 5.5%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2008, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini Russell 2000 Index	2,257	161,376	(1,467)
E-mini NASDAQ 100 Index	1,355	50,074	(4,476)
E-mini S&P MidCap 400 Index	368	29,676	1,143
Russell 2000 Index	149	53,268	(3,049)

Covered Call Options Written: The fund may write covered call options. When the fund writes covered call options, the premium received by the fund subsequently is recorded as a liability, and is marked-to-market to reflect the current market . value of the option written. Covered call options written are valued at their quoted daily settlement prices. Options not traded on the valuation date are valued at the latest quoted ask price.

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	October 31, 2007 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	January 31, 2008 Market Value ($000)

Advanta Corp. Class A	-	7,825	-	-	8,920
The Advisory Board Co.	60,415	4,789	-	-	64,742

	60,415			-	73,662

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD EXPLORER FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 17, 2008

VANGUARD EXPLORER FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 17, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.